RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 02, 2023	Apr. 06, 2023	Mar. 07, 2023	Dec. 31, 2022	Feb. 09, 2022	Aug. 07, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jul. 05, 2023	Jul. 01, 2023	Jun. 14, 2023	Jun. 01, 2023	May 04, 2023	May 02, 2023	May 01, 2023	Mar. 03, 2023	Feb. 26, 2023	Feb. 08, 2023
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services									$ 25,000
Revenue														$ 49,038,000
DIH Holding US, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties current							$ 184,000			$ 184,000		$ 7,322,000		5,547,000
Net settlement amount				$ 93,000
Net transactions with parent							24,000	$ 7,000				113,000		179,000
Due from related party							2,263,000			2,263,000		1,963,000		1,885,000
Revenue							13,174,000	7,870,000				54,998,000		49,038,000
DIH Holding US, Inc. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Net settlement amount				93,000
DIH Holding US, Inc. [Member] | DIH Cayman [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 135,000														$ 135,000	$ 135,000		$ 135,000	$ 135,000		$ 135,000		$ 405,000
DIH Holding US, Inc. [Member] | DIH Cayman [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	135,000														$ 135,000	$ 135,000		$ 135,000	$ 135,000		$ 135,000
DIH Holding US, Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party				7,277,000									$ 7,277,000
Due from related party				7,185,000									7,185,000
DIH Holding US, Inc. [Member] | Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Due to related party				7,277,000									7,277,000
Due from related party				7,185,000									7,185,000
DIH Holding US, Inc. [Member] | DIH Hong Kong [Member]
Related Party Transaction [Line Items]
Revenue												$ 59,000		1,897,000
Cost of sales revenue														$ 514,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties current				0			0		0	0			0
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants				$ 1,500,000			$ 1,500,000			$ 1,500,000			$ 1,500,000
Debt instrument conversion price				$ 1.00			$ 1.00			$ 1.00			$ 1.00
Office Space Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Net settlement amount					$ 10,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Administrative support agreement expenses							$ 30,000	$ 30,000	$ 0	$ 60,000	$ 50,000		$ 110,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount						$ 300,000																$ 810,000
Debt instrument interest rate						0.00%
Debt instrument, maturity date						Mar. 31, 2022
Long-term debt				$ 0			0			0			$ 0
Promissory Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Aggregate debt						$ 242,801
First Working Capital [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																								$ 90,000
First Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																								$ 135,000
Second Extension Note [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Debt	$ 135,000	$ 135,000	$ 135,000							540,000
Due to related party							540,000			540,000
Second Working Capital [Member]
Related Party Transaction [Line Items]
Aggregate principal amount		$ 100,000
Third Working Capital [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																				$ 100,000
Fourth Working Capital [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																	$ 20,000
Working Capital Notes [Member]
Related Party Transaction [Line Items]
Due to related party							310,000			310,000
Working Capital And Second Extension Note [Member]
Related Party Transaction [Line Items]
Due to related party							$ 850,000			$ 850,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services						5,750,000
Stock issued during period, shares, issued for services						$ 25,000
Shares issued, shares, share based payment arrangement, forfeited						700,000
Temporary equity shares issued						5,050,000
Common Class A [Member]
Related Party Transaction [Line Items]
Temporary equity shares issued				20,200,000			5,670,123		0	5,670,123			20,200,000
Share transfer, trigger price per share						$ 12.00
Common Class A [Member] | Share Price More Than Or Equals To Used Twelve [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days for determining share price						20 days
Number of trading days for determining share price						30 days
Threshold number of trading days for determining share price from date of business combination						150 days